SCHEDULE OF CAPITAL EXPENDITURE BY REPORTABLE SEGMENT (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Acquisition of operating properties, net		$ 4,270,192	$ 9,444,465	$ 9,729,351
Capital expenditures and tenant improvements	66,807	360,708	2,513,488	2,261,825
Total real estate investments	66,807	4,630,900	$ 11,957,953	$ 11,991,176
Office Industrial Properties [Member]
Segment Reporting [Line Items]
Capital expenditures and tenant improvements	66,807	360,708
Model Home Properties [Member]
Segment Reporting [Line Items]
Acquisition of operating properties, net		4,270,192
Retail Properties [Member]
Segment Reporting [Line Items]
Capital expenditures and tenant improvements
Acquisition of operating properties, net